Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2009 Maximum [Member]	Apr. 01, 2009 Minimum [Member]
Equity Method Investment, Ownership Percentage	50.00%
Percentage of Charterers Revenue in Voyage Revenue	more than 10%	more than 10%	more than 10%
Finite-Lived Intangible Asset, Useful Life				28 years	27 years
Impairment of Long-Lived Assets Held-for-use	$ 12,480	$ 69,998	$ 26,631